Income Taxes (Tables)	12 Months Ended
Mar. 31, 2020
Income Taxes [Abstract]
Composition of income tax expense (benefit)
The composition of income tax expense (benefit) is as follows:

	JPY (millions) For the Year Ended March 31
	2018	2019	2020
Current tax expenses	¥37,758	¥61,606	¥238,856
Deferred tax expenses (benefits)	(7,261)	(69,074)	(343,900)
Total	¥30,497	¥(7,468)	¥(105,044)

Reconciliation from the Company's domestic (Japanese) tax rate to the effective tax rate
The following is a reconciliation from Takeda’s domestic (Japanese) statutory tax rate to the effective tax rate for the year ended March 31:

	Percentage
	2018	2019	2020
Takeda’s domestic (Japanese) statutory tax rate (1)	30.8	30.6	30.6
Non-deductible expenses for tax purposes (2)	2.6	17.3	(42.9)
Changes in unrecognized deferred tax assets and deferred tax liabilities (3)	(0.6)	(45.8)	207.5
Tax credits (4)	(4.7)	(10.0)	57.8
Differences in applicable tax rates of overseas subsidiaries (5)	(5.4)	3.7	(117.7)
Changes in tax effects of undistributed profit of overseas subsidiaries	0.1	5.9	(3.9)
Effect of changes in applicable tax rates and tax law (6)	(12.6)	1.4	156.3
Tax contingencies (7)	2.7	(7.5)	(28.2)
Non-deductible impairment of goodwill	—	—	(9.1)
Changes in fair value of contingent consideration	1.7	(1.5)	2.0
Effect of prior year items	0.3	(0.5)	5.8
Entity reorganizations (8)	—	—	(96.8)
Other	(0.9)	0.5	11.5
Effective tax rate	14.0	(5.9)	172.9

(1) For the years ended March 31, 2018 and 2019, positive figures represent tax expenses while negative figures represent tax benefits because Takeda recognized a pre-tax income. For the year ended March 31, 2020, positive figures represent tax benefits while negative figures represent tax expenses because Takeda recognized a pre-tax loss.

(2)17.3% and (42.9)% impacts for the years ended March 31, 2019 and 2020, respectively, include the impact from intra territory eliminations, the pre-tax effect of which has been eliminated in arriving at Takeda’s consolidated income from continuing operations before income taxes. 17.3% for the year ended March 31, 2019 also includes non-deductible transaction costs related to the Shire acquisition.
(3)(45.8)% and 207.5% impacts for the year ended March 31, 2019 and 2020, respectively, are primarily driven by capital tax losses related to restructuring of subsidiaries. 207.5% impact for the year ended March 31, 2020 also includes deferred tax benefit from the reversal of write down of carried forward net operating losses.
(4) 57.8% impact for the year ended March 31, 2020 includes 17.1% impact from enhanced credit claims related to prior fiscal years.
(5) 3.7% and (117.7)% impacts for the year ended March 31, 2019 and 2020, respectively, are primarily driven by a unitary tax on overseas subsidiaries.
(6) 156.3% impact for the year ended March 31, 2020 primarily relates to the deferred tax benefit from Swiss Tax Reform enactment.
(7) (7.5)% impact for the year ended March 31, 2019 primarily relates to the tax benefit driven by favorable audit settlements.
(8) (96.8)% impact for the year ended March 31, 2020 primarily relates to deferred tax expenses arising from the change in tax jurisdictions as a result of re-alignment of intangible assets with business operations and tax costs incurred in legal entity reorganizations.

Deferred taxes
Deferred tax assets and liabilities reported in the consolidated statements of financial position are as follows:

	JPY (millions) As of March 31
	2019	2020
Deferred tax assets	¥88,991	¥308,102
Deferred tax liabilities	(721,456)	(710,147)
Net deferred tax liabilities	¥(632,465)	¥(402,045)
The major items and changes in deferred tax assets and liabilities are as follows:

	JPY (millions)
	As of April 1, 2018	Recognized in profit or (loss)	Recognized in other comprehensive income	Acquisitions through business combinations	Other(1)	As of March 31, 2019
Research and development expenses	¥18,363	¥(5,512)	¥—	¥16,355	¥650	¥29,856
Inventories	31,909	18,504	—	(26,261)	(5,965)	18,187
Property, plant and equipment	(33,029)	4,514	—	(58,523)	(3,288)	(90,326)
Intangible assets	(168,958)	41,675	—	(675,435)	(9,727)	(812,445)
Available-for-sale financial assets	(24,078)	—	—	—	24,078	—
Financial assets measured at FVTOCI	—	—	(1,202)	15	(28,095)	(29,282)
Accrued expenses and provisions	68,333	(3,528)	—	32,694	1,957	99,456
Defined benefit plans	2,378	422	3,241	9,959	448	16,448
Deferred income	17,768	283	—	(48)	(520)	17,483
Unused tax losses	47,687	30,418	—	49,060	(3,467)	123,698
Tax credits	36,421	(335)	—	38,571	(979)	73,678
Investments in subsidiaries and associates	(28,610)	(20,353)	—	(23,361)	(1,211)	(73,535)
Other	6,071	2,986	720	(13,796)	(1,664)	(5,683)
Total	¥(25,745)	¥69,074	¥2,759	¥(650,770)	¥(27,783)	¥(632,465)

	JPY (millions)
	As of April 1, 2019	Recognized in profit or (loss)	Recognized in other comprehensive income	Other(1)	As of March 31, 2020
Research and development expenses	¥29,856	¥1,403	¥—	¥1,916	¥33,175
Inventories	18,187	31,156	—	(6,786)	42,557
Property, plant and equipment	(90,326)	12,857	—	(5,058)	(82,527)
Intangible assets	(812,445)	234,184	—	(121,589)	(699,850)
Financial assets measured at FVTOCI	(29,282)	(1,754)	3,210	8,409	(19,417)
Accrued expenses and provisions	99,456	29,056	—	7,408	135,920
Defined benefit plans	16,448	1,679	749	4,208	23,084
Deferred income	17,483	(2,862)	—	92	14,713
Unused tax losses	123,698	(8,892)	—	10,085	124,891
Tax credits	73,678	10,413	—	(1,967)	82,124
Investments in subsidiaries and associates	(73,535)	8,979	—	1,697	(62,859)
Other	(5,683)	27,681	11,694	(27,548)	6,144
Total	¥(632,465)	¥343,900	¥15,653	¥(129,133)	¥(402,045)
(1) Other consists primarily of foreign currency translation differences, reclassification of deferred tax assets and liabilities classified as held for sale and the tax effect of items recorded directly to equity. The aggregate amount of deferred tax related to items recorded directly to equity caused a reduction in equity of 1,992 million JPY and nil for the years ended March 31, 2019 and 2020, respectively.
The unused tax losses, deductible temporary differences, and unused tax credits for which deferred tax assets were not recognized are as follows:

	JPY (millions) As of March 31
	2019	2020
Unused tax losses	¥843,923	¥1,580,235
Deductible temporary differences	45,135	333,336
Unused tax credits	6,054	9,278
The unused tax losses and unused tax credits for which deferred tax assets were not recognized will expire as follows:

	JPY (millions) As of March 31
Unused tax losses	2019	2020
1st year	¥—	¥—
2nd year	1	—
3rd year	22,690	40
4th year	163	23,454
5th year	615	753
After 5th year	748,917	1,522,251
Indefinite	71,537	33,737
Total	¥843,923	¥1,580,235

	JPY (millions) As of March 31
Unused tax credits	2019	2020
Less than 5 years	¥1,200	¥2,606
5 years or more	4,460	6,394
Indefinite	394	278
Total	¥6,054	¥9,278